Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017
CONDENSED BALANCE SHEETS
Investments at Amortized Cost	$ 19,943,929	$ 13,933,057		$ 4,968,576
Common stock, par value	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	250,000,000	250,000,000		250,000,000
Common stock, shares outstanding	10,790,413	10,790,413	10,786,913	10,785,913	11,067,402	11,067,402	11,067,402	11,067,402	11,067,402	11,067,402